Net loss per share - Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Underwriter [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	82,500	82,500	82,500	82,500	82,500	82,500
Series A Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	2,425,605	2,425,605	2,425,605	2,425,605	2,425,605	2,449,605
Series B Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	0	527,573	0	527,573	116,580	2,449,605
Series C Warrant to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	590,415	590,415	590,415	590,415	590,415	0
Series D Warrant To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	2,930,812	0	2,930,812	0	1,280,324	0
Warrants Issued to 2010/2012 Convertible Note Holders to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	480,147	480,147	480,147	480,147	480,147	523,867
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	2,938,152	1,863,171	2,938,152	1,863,171	1,858,839	1,072,011
Warrants Issued in 2009 to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	9,259	9,259	9,259	9,259	9,259	9,259
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	13,780,000	0	13,780,000	0	2,462,162	0
Convertible preferred stock, shares outstanding	13,780		13,780